Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2024
Convertible debentures
Schedule of gain on change in fair value
	December 13, 2024	December 31, 2024
Share price (CAD)	$5.85	$5.20
Conversion price (CAD)	$6.25	$6.25
Expected Volatility	98.04%	100.68%
Risk free interest rate	2.78%	2.70%
Expected life	3.00	2.95
Credit Spread	12.25%	12.25%
Foreign exchange rate	0.7025	0.6952

Schedule of Convertible debentures
Proceeds	$702,700
Value of conversion option	320,000
Value of warrants (Note 12 [b])	245,147
Initial recognition of debt	$137,553
Accretion and interest expense	14,560
Balance, December 31, 2024	$152,113